Financial instruments - Derivatives Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Receive floating
Total carrying amount (notional amount)	$ 75,542	$ 127,604
Total carrying amount (fair value)	$ 545	$ 2,699
Swap expires Jun. 16, 2017 [Member]
Receive floating
Fixed Interest Rate		2.7775%
Notional amount		$ 21,438
Fair Value		$ 171
Swap expires Oct. 24, 2017 [Member]
Receive floating
Fixed Interest Rate		3.0275%
Notional amount		$ 22,458
Fair Value		$ 340
Swap expires Jun. 29, 2018 1 [Member]
Receive floating
Fixed Interest Rate	3.315%	3.315%
Notional amount	$ 19,396	$ 21,438
Fair Value	$ 156	$ 608
Swap expires Jun. 29, 2018 2 [Member]
Receive floating
Fixed Interest Rate	3.565%	3.565%
Notional amount	$ 20,417	$ 22,458
Fair Value	$ 187	$ 708
Swap expires Jun. 29, 2018 3 [Member]
Receive floating
Fixed Interest Rate	2.865%	2.865%
Notional amount	$ 35,729	$ 39,813
Fair Value	$ 202	$ 872